FINANCIAL RISK MANAGEMENT - Schedule of financial assets and liabilities at carrying and fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	$ 166,694
Changes in liabilities arising from financing activities [abstract]
Cashflows	(9,172)
Acquisition and disposal	1,295
Interest Expense Accrued	5,239
Amortized costs	830
Fair Value Changes	0
Other	6,659
Liabilities arising from financing at the end of the period	171,545	$ 166,694
Convertible Bond
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	133,386
Changes in liabilities arising from financing activities [abstract]
Cashflows	(4,046)
Acquisition and disposal	0
Interest Expense Accrued	4,046
Amortized costs	830
Fair Value Changes	0
Other	4,206
Liabilities arising from financing at the end of the period	138,422	133,386
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	33,308
Changes in liabilities arising from financing activities [abstract]
Cashflows	(5,126)	(3,311)
Acquisition and disposal	1,295
Interest Expense Accrued	1,193	718
Amortized costs	0
Fair Value Changes	0
Other	2,453
Liabilities arising from financing at the end of the period	$ 33,123	$ 33,308